Other Non-Current Assets - Disclosure of Other Noncurrent Assets (Detail) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Other Noncurrent Assets [Abstract]
Prepayments	[1]	$ 89,720	$ 1,284,129
Security deposit		26,916	24,050
Other non-current assets		$ 116,636	$ 1,308,179

[1]	Prepayments are largely in relation to prepaid expenses to organizations involved in the clinical trials.